S-K 1602(c) Dilution	Dec. 31, 2025 USD ($) $ / shares shares
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 0.14
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	0.15
Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	5.11
Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	5.10
Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	4.12
Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	4.11
Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	2.63
Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	2.63
Offering Price of $10.00 [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	5.81
Offering Price of $10.00 [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	5.80
Difference between NTBV and Offering Price [Member] | Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	7.86
Difference between NTBV and Offering Price [Member] | Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	7.85
Difference between NTBV and Offering Price [Member] | Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	2.89
Difference between NTBV and Offering Price [Member] | Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	2.90
Difference between NTBV and Offering Price [Member] | Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	3.88
Difference between NTBV and Offering Price [Member] | Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	3.89
Difference between NTBV and Offering Price [Member] | Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	5.37
Difference between NTBV and Offering Price [Member] | Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	5.37
No Over-Allotment [Member] | No Redemption [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.08)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	2.20
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 5.80
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (416,951)
Net Tangible Book Value Adjusted | $	$ 106,139,523
Number Of Shares Used Line Items
Number of Shares Used Adjustment	18,295,000
No Over-Allotment [Member] | No Redemption [Member] | Overallotment Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ (116,078)
No Over-Allotment [Member] | No Redemption [Member] | Net Proceeds from this Offering and the Sale of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	106,300,000	[1]
No Over-Allotment [Member] | No Redemption [Member] | Offering Costs Accrued for and Paid in Advance, Excluded from Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	372,551
No Over-Allotment [Member] | No Redemption [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $		[2]
No Over-Allotment [Member] | No Redemption [Member] | Ordinary Shares Outstanding Prior to this Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	5,175,000
No Over-Allotment [Member] | No Redemption [Member] | Ordinary Shares Forfeited If Over-Allotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	(675,000)
No Over-Allotment [Member] | No Redemption [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	10,500,000
No Over-Allotment [Member] | No Redemption [Member] | Representative Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	420,000
No Over-Allotment [Member] | No Redemption [Member] | Private Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	200,000
No Over-Allotment [Member] | No Redemption [Member] | Ordinary Shares Redeemed [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.08)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	7.85
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 0.15
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (416,951)
Net Tangible Book Value Adjusted | $	$ 1,139,523
Number Of Shares Used Line Items
Number of Shares Used Adjustment	7,795,000
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Overallotment Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ (116,078)
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Net Proceeds from this Offering and the Sale of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	106,300,000	[1]
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Offering Costs Accrued for and Paid in Advance, Excluded from Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	372,551
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ (105,000,000)	[2]
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior to this Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	5,175,000
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Forfeited If Over-Allotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	(675,000)
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	10,500,000
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Representative Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	420,000
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Private Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	200,000
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Redeemed [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	(10,500,000)
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.08)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	2.90
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 5.10
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (416,951)
Net Tangible Book Value Adjusted | $	$ 79,889,523
Number Of Shares Used Line Items
Number of Shares Used Adjustment	15,670,000
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Overallotment Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ (116,078)
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Net Proceeds from this Offering and the Sale of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	106,300,000	[1]
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Offering Costs Accrued for and Paid in Advance, Excluded from Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	372,551
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ (26,250,000)	[2]
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior to this Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	5,175,000
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Forfeited If Over-Allotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	(675,000)
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	10,500,000
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Representative Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	420,000
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Private Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	200,000
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Redeemed [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	(2,625,000)
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.08)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	3.89
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 4.11
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (416,951)
Net Tangible Book Value Adjusted | $	$ 53,693,523
Number Of Shares Used Line Items
Number of Shares Used Adjustment	13,045,000
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Overallotment Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ (116,078)
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Net Proceeds from this Offering and the Sale of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	106,300,000	[1]
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Offering Costs Accrued for and Paid in Advance, Excluded from Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	372,551
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ (52,500,000)	[2]
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior to this Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	5,175,000
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Forfeited If Over-Allotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	(675,000)
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	10,500,000
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Representative Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	420,000
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Private Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	200,000
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Redeemed [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	(5,250,000)
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.08)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	5.37
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 2.63
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (416,951)
Net Tangible Book Value Adjusted | $	$ 27,389,523
Number Of Shares Used Line Items
Number of Shares Used Adjustment	10,420,000
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Overallotment Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ (116,078)
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Net Proceeds from this Offering and the Sale of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	106,300,000	[1]
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Offering Costs Accrued for and Paid in Advance, Excluded from Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	372,551
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ (78,750,000)	[2]
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior to this Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	5,175,000
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Forfeited If Over-Allotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	(675,000)
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	10,500,000
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Representative Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	420,000
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Private Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	200,000
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Redeemed [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	(7,875,000)
Full Over-Allotment [Member] | No Redemption [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.08)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	2.19
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 5.81
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (416,951)
Net Tangible Book Value Adjusted | $	$ 122,005,600
Number Of Shares Used Line Items
Number of Shares Used Adjustment	21,001,750
Full Over-Allotment [Member] | No Redemption [Member] | Overallotment Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $
Full Over-Allotment [Member] | No Redemption [Member] | Net Proceeds from this Offering and the Sale of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	122,050,000	[1]
Full Over-Allotment [Member] | No Redemption [Member] | Offering Costs Accrued for and Paid in Advance, Excluded from Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	372,551
Full Over-Allotment [Member] | No Redemption [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $		[2]
Full Over-Allotment [Member] | No Redemption [Member] | Ordinary Shares Outstanding Prior to this Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	5,175,000
Full Over-Allotment [Member] | No Redemption [Member] | Ordinary Shares Forfeited If Over-Allotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment
Full Over-Allotment [Member] | No Redemption [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	12,075,000
Full Over-Allotment [Member] | No Redemption [Member] | Representative Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	483,000
Full Over-Allotment [Member] | No Redemption [Member] | Private Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	200,000
Full Over-Allotment [Member] | No Redemption [Member] | Ordinary Shares Redeemed [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.08)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	7.86
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 0.14
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (416,951)
Net Tangible Book Value Adjusted | $	$ 1,255,600
Number Of Shares Used Line Items
Number of Shares Used Adjustment	8,926,750
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Overallotment Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Net Proceeds from this Offering and the Sale of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	122,050,000	[1]
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Offering Costs Accrued for and Paid in Advance, Excluded from Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	372,551
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ (120,750,000)	[2]
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior to this Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	5,175,000
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Forfeited If Over-Allotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	12,075,000
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Representative Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	483,000
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Private Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	200,000
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Redeemed [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	(12,075,000)
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.08)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	2.89
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 5.11
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (416,951)
Net Tangible Book Value Adjusted | $	$ 91,818,100
Number Of Shares Used Line Items
Number of Shares Used Adjustment	17,983,000
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Overallotment Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Net Proceeds from this Offering and the Sale of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	122,050,000	[1]
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Offering Costs Accrued for and Paid in Advance, Excluded from Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	372,551
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ (30,187,500)	[2]
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior to this Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	5,175,000
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Forfeited If Over-Allotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	12,075,000
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Representative Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	483,000
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Private Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	200,000
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Redeemed [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	(3,018,750)
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.08)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	3.88
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 4.12
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (416,951)
Net Tangible Book Value Adjusted | $	$ 61,630,600
Number Of Shares Used Line Items
Number of Shares Used Adjustment	14,964,250
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Overallotment Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Net Proceeds from this Offering and the Sale of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	122,050,000	[1]
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Offering Costs Accrued for and Paid in Advance, Excluded from Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	372,551
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ (60,375,000)	[2]
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior to this Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	5,175,000
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Forfeited If Over-Allotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	12,075,000
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Representative Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	483,000
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Private Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	200,000
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Redeemed [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	(6,037,500)
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.08)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	5.37
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 2.63
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (416,951)
Net Tangible Book Value Adjusted | $	$ 31,443,400
Number Of Shares Used Line Items
Number of Shares Used Adjustment	11,945,500
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Overallotment Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Net Proceeds from this Offering and the Sale of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	122,050,000	[1]
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Offering Costs Accrued for and Paid in Advance, Excluded from Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	372,551
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ (90,562,500)	[2]
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior to this Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	5,175,000
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Forfeited If Over-Allotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	12,075,000
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Representative Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	483,000
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Private Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	200,000
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Redeemed [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	(9,056,250)

[1]	Expenses applied against gross proceeds include offering expenses of approximately $700,000. See “Use of Proceeds.”
[2]	If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, initial shareholders, directors, executive officers or their respective affiliates may purchase shares, public rights or public warrants in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “Proposed Business — Effecting Our Initial Business Combination — Permitted Purchases of Our Securities.”